Shareholders' Equity - Weibo Stock Option Price Range (Details) - Stock Options - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Range of Exercise Prices
Options Outstanding (in shares)	155	155
Weighted Average Exercise Price (in dollars per share)	$ 37.75	$ 37.75
Options Exercisable (in shares)	155	153
Weighted Average Exercise Price (in dollars per share)	$ 37.75	$ 37.77
Weighted Average Remaining Contractual Life (In years)	11 months 4 days	1 year 11 months 4 days
Weibo
Range of Exercise Prices
Options Outstanding (in shares)	89	184
Weighted Average Exercise Price (in dollars per share)	$ 3.49	$ 3.45
Options Exercisable (in shares)	89	184
Weighted Average Exercise Price (in dollars per share)	$ 3.49	$ 3.45
Weighted Average Remaining Contractual Life (In years)	8 months 12 days	1 year 6 months
Weibo | Range of Exercise Prices $3.25 - $3.36
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)		$ 3.25
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)		$ 3.36
Options Outstanding (in shares)		32
Weighted Average Exercise Price (in dollars per share)		$ 3.30
Options Exercisable (in shares)		32
Weighted Average Exercise Price (in dollars per share)		$ 3.30
Weighted Average Remaining Contractual Life (In years)		9 months 18 days
Weibo | Range of Exercise Prices $3.43 - $3.50
Range of Exercise Prices
Exercise prices, outstanding stock option awards, low end of range (in dollars per share)	$ 3.43	$ 3.43
Exercise prices, outstanding stock option awards, high end of range (in dollars per share)	$ 3.50	$ 3.50
Options Outstanding (in shares)	89	152
Weighted Average Exercise Price (in dollars per share)	$ 3.49	$ 3.48
Options Exercisable (in shares)	89	152
Weighted Average Exercise Price (in dollars per share)	$ 3.49	$ 3.48
Weighted Average Remaining Contractual Life (In years)	8 months 12 days	1 year 8 months 12 days